Deposits by Customers	6 Months Ended
Jun. 30, 2019
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Deposits by Customers

17. DEPOSITS BY CUSTOMERS

	30 June 2019 £m	31 December 2018 £m
Current and demand accounts	87,493	87,316
Savings accounts(1)	68,771	69,102
Time deposits	18,776	16,204
Amounts due to fellow Banco Santander subsidiaries and joint ventures	1,304	1,070

	176,344	173,692

(1)

Includes equity index-linked deposits of £1,122m (2018: £1,176m). The capital amount guaranteed/protected and the amount of return guaranteed in respect of the equity index-linked deposits were £1,122m and £20m (2018: £1,176m and £28m) respectively.